CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net unrealized gain (loss) from pension and postretirement plans, tax	$ 303	$ (169)	$ 1,303	$ (703)	$ (45,890)	$ 41,773	$ (7,469)
Reclassification of net unrealized loss on energy derivative instruments during the period, tax	0	0	179	187	200	20	200
Reclassification of net unrealized loss on interest rate swaps during the period, tax	$ 0	$ 0	$ 0	$ 50	$ 50	$ 1,577	$ 6,234